Expense Example - GABELLI GOLD FUND INC	Apr. 30, 2025 USD ($)
GABELLI GOLD FUND INC CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,726
GABELLI GOLD FUND INC CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,199
GABELLI GOLD FUND INC CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	2,523
GABELLI GOLD FUND INC CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	$ 1,445